Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (1,846,151)	$ (1,369,470)	$ (1,702,424)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	197,650	997,158	698,766
Common stock issuable for directors' fee	525,800	0	0
Depreciation expense	284	353	61
Gain on forgiveness of loans payable	0	(198,801)	0
Impairment of mineral property	0	0	350,000
Loss (gain) on settlement of debt	0	43,068	243,065
Proportionate loss on equity-method	783,165	85,028	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	20,929	72,032	65,106
Due to related parties	(300)	0	779
Net cash used in operating activities	(318,623)	(370,632)	(344,647)
Investing Activities
Advance on investments	(780,000)	(2,150,000)	(810,000)
Acquisition of mineral property rights	0	0	(350,000)
Purchase of property and equipment	0	0	(1,834)
Net cash used in investing activities	(780,000)	(2,150,000)	(1,161,834)
Financing Activities
Proceeds from issuance of common stock	810,250	1,980,000	1,571,000
Proceeds from issuance of notes payable	0	150,000	362,000
Advances from related parties	279,000	100,375	0
Net cash provided by financing activities	1,089,250	2,230,375	1,933,000
Change in cash	(9,373)	(290,257)	426,519
Cash, beginning of year	176,120	466,377	39,858
Cash, end of year	166,747	176,120	466,377
Non-cash Investing and Financing Activities
Common stock issued to settle accounts payable	0	62,980	25,051
Common stock issued to settle CEO loan	0	0	150,000
Common stock issued to settle shareholder loan	0	0	303,750
Common stock issuable for interest expense	0	0	17,500
Non-recourse loans and interest applied as paid-in capital	0	255,397	0
Settlement of common stock issuable	0	10,000	0
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	$ 0	$ 0	$ 0